Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures [Abstract]
Guaranteed Preferred Beneficial Interests In First Horizon's Junior Subordinated Debentures

Note 11 ❑ Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures

On March 29, 2004, FHN, through its underwriter, sold $200 million of capital securities. First Tennessee Capital II ("Capital II"), a Delaware business trust wholly owned by FHN, issued $200 million of Capital Securities, Series B at 6.30 percent. The proceeds were loaned to FHN as junior subordinated debt. FHN has, through various contractual arrangements, fully and unconditionally guaranteed all of Capital II's obligations with respect to the capital securities. The sole asset of Capital II is $206 million of junior subordinated debentures issued by FHN. These junior subordinated debentures also carry an interest rate of 6.30 percent. Both the capital securities of Capital II and the junior subordinated debentures of FHN will mature on April 15, 2034; however, FHN has the option to redeem both prior to maturity. Currently, the capital securities qualify as Tier 1 capital. Beginning in 2013, Tier 1 capital treatment for these securities will begin phasing out. On December 30, 1996, FHN, through its underwriter, sold $100 million of capital securities. First Tennessee Capital I ("Capital I"), a Delaware business trust wholly owned by FHN, issued $100 million of Capital Securities, Series A at 8.07 percent. Under regulatory capital guidelines, the capital securities qualified as Tier 1 capital. In January 2011, FHN redeemed the associated subordinate debentures and capital securities in full for a redemption price equal to the liquidation amount plus accrued and unpaid interest. FHN provided notification of the intent to redeem the debentures and capital securities in December 2010, at which point the capital securities were no longer eligible for Tier 1 capital treatment. The junior subordinated debentures are included in the Consolidated Statements of Condition in Term borrowings (see Note 10 – Term Borrowings).